Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
2026	¥ 82,594
2027	78,928
2028	79,260
2029	78,574
2030	77,371
Thereafter (2031-2035)	363,606
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
2026	12,170
2027	13,770
2028	14,523
2029	14,661
2030	15,747
Thereafter (2031-2035)	106,242
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
2026	2,452
2027	2,327
2028	2,169
2029	2,014
2030	1,856
Thereafter (2031-2035)	¥ 8,070